Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2015
Other Non-Current Liabilities
8. Other Non-Current Liabilities

	December 31,	December 31,
	2015	2014
	(in thousands)

Personnel related liabilities (note 9)*	3,187	1,059
Defined benefit pension obligations, net (note 9)	4,002	7,466
Other non-current liabilities	5,035	4,654

	$12,224	$13,179
*An amount of $764,000 was included within other liabilities in respect of the Company’s Swiss pension plan at December 31, 2014.  The total pension liability recorded at December 31, 2014 was $1,823,000.